Janus Investment Fund

Janus Henderson Absolute Return Income Opportunities Fund	Janus Henderson Global Research Fund
Janus Henderson Adaptive Risk Managed U.S. Equity Fund	Janus Henderson Global Select Fund
Janus Henderson Balanced Fund	Janus Henderson Global Sustainable Equity Fund
Janus Henderson Contrarian Fund	Janus Henderson Global Technology and Innovation Fund
Janus Henderson Developed World Bond Fund	Janus Henderson Growth and Income Fund
Janus Henderson Emerging Markets Fund	Janus Henderson High-Yield Fund
Janus Henderson Enterprise Fund	Janus Henderson Mid Cap Value Fund
Janus Henderson European Focus Fund	Janus Henderson Multi-Sector Income Fund
Janus Henderson Flexible Bond Fund	Janus Henderson Overseas Fund
Janus Henderson Forty Fund	Janus Henderson Research Fund
Janus Henderson Global Allocation Fund - Conservative	Janus Henderson Responsible International Dividend Fund
Janus Henderson Global Allocation Fund - Growth	Janus Henderson Short Duration Flexible Bond Fund
Janus Henderson Global Allocation Fund - Moderate	Janus Henderson Small Cap Value Fund
Janus Henderson Global Equity Income Fund	Janus Henderson Small-Mid Cap Value Fund
Janus Henderson Global Life Sciences Fund	Janus Henderson Triton Fund
Janus Henderson Global Real Estate Fund	Janus Henderson Venture Fund

(each, a “Fund” and collectively, the “Funds”)

Class A Shares

Class C Shares

Supplement dated September 13, 2024

to Currently Effective Prospectuses and Statements of Additional Information

On September 12, 2024, the Board of Trustees of the Funds approved certain changes to the Class A Shares sales charges and financial intermediary commission schedule for the Funds, and related changes to the maximum purchase amount for Class C Shares. These changes are expected to take effect on or about December 9, 2024. References throughout to each Fund’s prospectus and statement of additional information are amended to reflect the changes as follows:

•	There will be no initial sales charge applied to purchases of $250,000 or more of Class A Shares of the Funds.

•	The Class A Shares sales charge schedule will be revised as set forth in the following table:

Amount of Purchase at Offering Price	Sales Charge as a Percentage of Offering Price*	Sales Charge as a Percentage of Net Amount Invested	Amount of Sales Charge Reallowed to Financial Intermediaries as a Percentage of Offering Price
Equity and Multi-Asset Funds
Under $50,000	5.75%	6.10%	5.00%
$50,000 but under $100,000	4.50%	4.71%	3.75%
$100,000 but under $250,000	3.50%	3.63%	2.75%
$250,000 and above**	None	None	None
Fixed-Income Funds (except Janus Henderson Short Duration Flexible Bond Fund)
Under $50,000	4.75%	4.99%	4.25%
$50,000 but under $100,000	4.50%	4.71%	4.00%
$100,000 but under $250,000	3.50%	3.63%	3.00%
$250,000 and above**	None	None	None

Janus Henderson Short Duration Flexible Bond Fund***
Under $50,000	2.50%	2.56%	2.00%
$50,000 but under $100,000	2.25%	2.30%	1.75%
$100,000 but under $250,000	2.00%	2.04%	1.50%
$250,000 and above**	None	None	None
*	Offering Price includes the initial sales charge.
**	A contingent deferred sales charge of 1.00% may apply to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase.
***

A shareholder who exchanges Shares into a Fund with a higher sales charge may be required to pay the new Fund’s initial sales charge or the difference between the Fund’s sales charge and the sales charge applicable to the new Fund.

•

The commission ranges that Janus Henderson Distributors US LLC (the “Distributor”) may pay to financial intermediaries for the sale of Class A Shares of the Funds will be revised to align with the final breakpoint in the Class A Shares sales charge schedule. Accordingly, the Distributor may pay financial intermediaries a 1.00% commission on purchases of Class A Shares of a Fund in the amount of $250,000 but under $4,000,000 (versus paying a 1.00% commission for purchases in the amount of $1,000,000 but under $4,000,000).

•	Accordingly, the financial intermediary commission schedule and corresponding disclosure will be revised as follows:

For purchases of Class A Shares of $250,000 or greater, from its own assets, the Distributor generally pays financial intermediaries commissions as follows:

•	1.00% on amounts of $250,000 but under $4,000,000;
•	0.50% on amounts of $4,000,000 but under $10,000,000;
•	0.25% on amounts of $10,000,000 and above.

•	In addition, the disclosure regarding the maximum purchase in Class C Shares will be revised to reflect that the maximum purchase in Class C Shares is $250,000 for any single purchase.

Please retain this Supplement with your records.

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